CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest	₨ 496,264.4	$ 6,037.8	₨ 386,603.0	₨ 326,006.4
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	74,213.8	903.0	126,979.5	154,233.4
Depreciation and amortization	23,489.7	285.8	16,816.9	13,860.2
Amortization of deferred customer acquisition costs and fees	13,284.8	161.6	10,912.3	7,930.2
Amortization of premium (discount) on investments	7,845.9	95.5	8,493.3	5,875.3
Allowance on available for sale debt securities	70.9	0.9	(2,915.1)	2,915.1
Deferred tax expense/ (benefit)	12,280.9	149.4	(9,887.3)	(8,267.3)
Other gains, net	(8,714.9)	(106.0)	(7,206.5)	(7,428.4)
Share-based compensation expense	14,014.6	170.5	13,874.5	10,603.5
Net realized (gain)/ loss on sale of available for sale debt securities	720.3	8.8	(16,745.8)	(55,925.2)
(Gain)/ loss on disposal of property and equipment, net	(80.6)	(1.0)	(0.9)	(16.2)
Unrealized exchange (gain)/ loss	276.7	3.4	(4,813.0)	(356.8)
Net change in:
Investments held for trading	(87,892.0)	(1,069.4)	48,845.7	388,530.5
Accrued interest receivable	(51,395.9)	(625.3)	(15,640.8)	(15,804.6)
Other assets	(113,657.6)	(1,382.9)	(26,227.6)	82,993.4
Accrued interest payable	29,891.6	363.7	4,417.8	(2,073.9)
Accrued expense and other liabilities	66,588.0	810.2	47,512.2	18,700.6
Net cash provided by operating activities	477,200.6	5,806.0	581,018.2	921,776.2
Cash flows from investing activities:
Term placements, net	(498,561.2)	(6,066.0)	(366,297.2)	4,168.0
Activity in available for sale debt securities:
Purchases	(1,595,296.1)	(19,409.9)	(1,736,498.7)	(3,217,140.1)
Proceeds from sales	36,463.8	443.7	766,585.0	1,609,149.3
Maturities, prepayments and calls	994,010.6	12,094.1	807,572.1	784,327.6
Net change in repurchase agreements and reverse repurchase agreements	(234,067.0)	(2,847.9)	(307,207.6)	(171,982.8)
Loans purchased	(526,272.5)	(6,403.1)	(282,420.1)	(189,797.8)
Repayments on loans purchased	337,760.9	4,109.5	156,441.9	124,275.6
Increase in loans originated, net of principal collections	(2,864,884.7)	(34,856.9)	(2,328,833.2)	(1,446,355.1)
Additions to property and equipment	(43,620.3)	(530.7)	(26,324.4)	(17,806.5)
Proceeds from sale or disposal of property and equipment	426.8	5.2	199.1	152.8
Activity in equity securities, net	1,256.7	15.3	14,503.3	(140.7)
Net cash used in investing activities	(4,392,783.0)	(53,446.7)	(3,302,279.8)	(2,521,149.7)
Cash flows from financing activities:
Net increase in deposits	3,224,774.3	39,235.6	2,237,238.5	1,882,763.1
Net increase/ (decrease) in short-term borrowings	535,729.9	6,518.2	314,735.9	(138,024.7)
Proceeds from issue of shares by a subsidiary to noncontrolling interests	822.7	10.0	691.8	492.4
Proceeds from issuance of long-term debt	1,022,933.1	12,446.0	722,908.9	481,989.2
Repayment of long-term debt	(558,113.6)	(6,790.5)	(353,325.7)	(326,285.0)
Proceeds from issuance of equity shares for options exercised	34,158.3	415.6	26,097.3	17,601.0
Payment of dividends	(86,394.3)	(1,051.2)	(36,239.2)	(166.6)
Net cash provided by financing activities	4,173,910.4	50,783.7	2,912,107.5	1,918,369.4
Effect of exchange rate changes on cash and due from banks, and restricted cash	7,036.1	85.6	490.5	(262.2)
Net change in cash and due from banks, and restricted cash	265,364.1	3,228.6	191,336.4	318,733.7
Cash and due from banks, and restricted cash, beginning of year	1,122,031.1	13,651.7	930,694.7	611,961.0
Cash and due from banks, and restricted cash, end of year	1,387,395.2	16,880.3	1,122,031.1	930,694.7
Supplementary cash flow information:
Interest paid	745,487.8	9,070.3	579,853.8	594,390.9
Income taxes paid, net of refunds	163,674.9	1,991.4	148,381.6	130,214.5
Non-cash investment activities
Payable for purchase of property and equipment	7,440.6	90.5	5,483.3	2,061.2
Trade date sale receivable of available for sale debt securities	₨ 0.0	$ 0.0	₨ 749.8	₨ 0.0
Operating Lease, Description	Operating lease right-of-use assets Refer to note 26— “Commitments and contingencies—Lease commitments” for more information and balances as at March 31, 2023.	Operating lease right-of-use assets Refer to note 26— “Commitments and contingencies—Lease commitments” for more information and balances as at March 31, 2023.